UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: 256471(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      550     7100 SH       Sole                     7100
Abbott Labs                    COM              002824100     1735    44000 SH       Sole                    44000
Activision Blizzard Inc        COM              00507V109     1400   101894 SH       Sole                   101894
Adobe Sys Inc                  COM              00724F101     2750    74400 SH       Sole                    74400
Advent Software Inc            COM              007974108      235     8109 SH       Sole                     8109
Affiliated Computer Svcs       COM              008190100     1645    27800 SH       Sole                    27800
Aflac Inc                      COM              001055102      306     6600 SH       Sole                     6600
Agilent Technologies           COM              00846U101      329     9873 SH       Sole                     9873
Altria Group Inc               COM              02209S103      221     2960 SH       Sole                     2960
American Express Co            COM              025816109     5082    98764 SH       Sole                    98764
American International Group   COM              026874107     6646    97410 SH       Sole                    97410
Ameriprise Finl Inc            COM              03076c106      316     7714 SH       Sole                     7714
Amgen Inc                      COM              031162100     2914    36956 SH       Sole                    36956
Anheuser Busch Cos             COM              035229103      595    13850 SH       Sole                    13850
Apollo Group Inc               COM              037604105      317     5250 SH       Sole                     5250
Applied Biosystems OLD         COM              380201038      848    31910 SH       Sole                    31910
Applied Materials Inc          COM              038222105     1412    78700 SH       Sole                    78700
AT&T Inc                       COM              00206R102      228     9298 SH       Sole                     9298
Automatic Data Processing Inc  COM              053015103      652    14200 SH       Sole                    14200
Avon Products Inc              COM              054303102     2254    78950 SH       Sole                    78950
Bank of America                COM              060505104     1577    34174 SH       Sole                    34174
Bed Bath & Beyond              COM              075896100     1386    38350 SH       Sole                    38350
BP Plc Sponsored ADR           COM              055622104     5053    78676 SH       Sole                    78676
Burlington Northern            COM              12189T104      467     6593 SH       Sole                     6593
Calpine Corp                   COM              131347106        2    12000 SH       Sole                    12000
Carnival Corp                  COM              143658300     4326    80901 SH       Sole                    80901
Caterpillar Inc                COM              149123101      416     7200 SH       Sole                     7200
Chevron Corp                   COM              166764100     6377   112337 SH       Sole                   112337
Childrens Place Stores         COM              168905107      593    12000 SH       Sole                    12000
Cigna Corp                     COM              125509109      251     2250 SH       Sole                     2250
Cintas Corp Ohio               COM              172908105      234     5700 SH       Sole                     5700
Cisco Systems                  COM              17275r102     3495   204153 SH       Sole                   204153
Citigroup Inc                  COM              172967101     3668    75584 SH       Sole                    75584
Coca Cola Co                   COM              191216100     1117    27722 SH       Sole                    27722
Corning Inc                    COM              219350105      779    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      354     5200 SH       Sole                     5200
Dell Inc                       COM              24702R101     2696    90025 SH       Sole                    90025
Disney Walt Co                 COM              254687106     2591   108100 SH       Sole                   108100
Dow Chem Co                    COM              260543103      577    13171 SH       Sole                    13171
Du Pont de Nemours             COM              263534109     1260    29646 SH       Sole                    29646
Electronic Arts, Inc.          COM              285512109     3348    64000 SH       Sole                    64000
Eli Lilly&Co                   COM              532457108     1551    27408 SH       Sole                    27408
Exxon Mobil Corp               COM              30231G102     9043   160985 SH       Sole                   160985
Federal Natl Mtg Assn          COM              313586109     1210    24800 SH       Sole                    24800
First Data Corp                COM              319963104     3075    71490 SH       Sole                    71490
Fiserv Inc                     COM              337738108     3912    90399 SH       Sole                    90399
Flextronics Intl Ltd           COM              Y2573F102     1659   158900 SH       Sole                   158900
Franklin Res Inc               COM              354613101      408     4341 SH       Sole                     4341
General Electric Co            COM              369604103    16937   483213 SH       Sole                   483213
Goldman Sachs Group            COM              38141g104      651     5100 SH       Sole                     5100
Harley Davidson Inc            COM              412822108      946    18372 SH       Sole                    18372
Hewlett Packard Co.            COM              428236103     2000    69844 SH       Sole                    69844
Home Depot, Inc.               COM              437076102     2102    51925 SH       Sole                    51925
Honeywell Inc                  COM              438516106      270     7240 SH       Sole                     7240
Intel Corp                     COM              458140100     4986   199743 SH       Sole                   199743
International Game Technology  COM              459902102     1268    41200 SH       Sole                    41200
Intl Business Mach             COM              459200101     5842    71066 SH       Sole                    71066
Intuit                         COM              461202103     1836    34450 SH       Sole                    34450
Jacobs Engr Group Inc          COM              469814107      271     4000 SH       Sole                     4000
Jefferson Pilot Corp           COM              475070108      778    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5721    95194 SH       Sole                    95194
Johnson Controls Inc           COM              478366107     1247    17100 SH       Sole                    17100
JPMorgan Chase & Co            COM              46625H100     1139    28694 SH       Sole                    28694
Key Tronic Inc                 COM              493144109      272    85000 SH       Sole                    85000
Lehman Brothers Holdings Inc   COM              524908100      594     4712 SH       Sole                     4712
Linear Technology              COM              535678106     1208    33500 SH       Sole                    33500
Maxim Integrated Inc           COM              57772K101     2364    65242 SH       Sole                    65242
MBNA Corp                      COM              55262L100      326    12000 SH       Sole                    12000
Medtronic Inc                  COM              585055106     5708    99145 SH       Sole                    99145
Merck & Co                     COM              589331107      385    12100 SH       Sole                    12100
Microsoft Corp.                COM              594918104     6119   233999 SH       Sole                   233999
Moody's                        COM              615369105      295     4800 SH       Sole                     4800
Morgan Stanley                 COM              617446448      893    15732 SH       Sole                    15732
Nike Inc Cl B                  COM              654106103     1501    17300 SH       Sole                    17300
Noble Energy, Inc.             COM              655044105      484    12000 SH       Sole                    12000
Nokia Corp ADR                 COM              654902204     2596   141850 SH       Sole                   141850
Novartis A G ADR               COM              66987V109      325     6200 SH       Sole                     6200
Omnicom Group Inc              COM              681919106     3245    38117 SH       Sole                    38117
Oracle Corp.                   COM              68389x105      423    34650 SH       Sole                    34650
Pacific Sunwear Inc            COM              694873100      366    14700 SH       Sole                    14700
Pepsico, Inc.                  COM              713448108     6103   103300 SH       Sole                   103300
Pfizer, Inc.                   COM              717081103     2618   112278 SH       Sole                   112278
Procter & Gamble Co            COM              742718109     8010   138391 SH       Sole                   138391
Qualcomm Inc                   COM              747525103     2328    54050 SH       Sole                    54050
Royal Dutch Shell Plc Spons AD COM              780259206      799    13000 SH       Sole                    13000
Schlumberger Ltd               COM              806857108      670     6900 SH       Sole                     6900
Schwab Charles Corp            COM              808513105     1223    83353 SH       Sole                    83353
Staples, Inc.                  COM              855030102     1361    59919 SH       Sole                    59919
Starbucks Corp                 COM              855244109     4296   143146 SH       Sole                   143146
State Street Corp.             COM              857477103      837    15100 SH       Sole                    15100
Stryker Corp                   COM              863667101     3805    85650 SH       Sole                    85650
Sysco Corp                     COM              871829107      342    11000 SH       Sole                    11000
Tiffany & Co                   COM              886547108     1991    52000 SH       Sole                    52000
True Religion Apparel          COM              89784N104      277    18000 SH       Sole                    18000
Tyco International Ltd.        COM              h89128104     4568   158287 SH       Sole                   158287
U.S. Bancorp                   COM              902973304      752    25146 SH       Sole                    25146
Varian Med Sys Inc             COM              92220P105     3614    71800 SH       Sole                    71800
Verizon Comm                   COM              92343V104      368    12230 SH       Sole                    12230
Viacom Inc Cl B                COM              92553P201      323     9900 SH       Sole                     9900
Vodafone Grp ADR               COM              92857W209     1789    83305 SH       Sole                    83305
Wal Mart Stores Inc            COM              931142103     4344    92816 SH       Sole                    92816
Walgreen Co                    COM              931422109     2230    50379 SH       Sole                    50379
Weatherford                    COM              g95089101     2787    76976 SH       Sole                    76976
Wellpoint Health Networks      COM              94973V107      319     4000 SH       Sole                     4000
Wells Fargo & Co               COM              949746101    19301   307198 SH       Sole                   307198
Wyeth                          COM              983024100      756    16415 SH       Sole                    16415
Chestnut Str Exch Fd Sh Partsh                  166668103    12625 37432.300 SH      Sole                37432.300
iShares Russell 2000 Index Fun                  464287655      881    13200 SH       Sole                    13200
Midcap SPDR Tr Ser 1                            595635103      440     3270 SH       Sole                     3270
Nasdaq-100 Trusts Shares                        631100104      257     6350 SH       Sole                     6350
SPDR Tr Unit Ser 1                              78462F103     1146     9206 SH       Sole                     9206
The Individuals' Venture Fund                                  350   350000 SH       Sole                   350000